Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VictoryShares Developed Enhanced Volatility Wtd ETF Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The VictoryShares Developed Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the "Index Provider"). The Index Provider is not affiliated with the Fund or the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term "Enhanced" in the Fund's name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index follows a rules-based methodology to construct its constituent securities:

  The Index universe begins with all publicly traded foreign companies and then screens for all companies with positive earnings in each of the four most recent quarters.
  The Index identifies the 500 largest foreign companies by market capitalization measured at the time the Index's constituent securities are determined.
  The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Japan, Hong Kong and Australia.

The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index's criteria.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market. Market decline is measured by reference to the Nasdaq Victory International 500 Volatility Weighted Index ("Reference Index"), which is composed of the same securities as in the Index but without any allocation to cash.

During a period of significant market decline, defined as a decline of 12% or more from the Reference Index's all-time daily high closing value compared to its most recent month-end closing value, the Index's exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the month-end value of the Reference Index declines 12% or more from its all-time closing high, the Index will reallocate 75% of the stocks included in the Index to cash or cash equivalents.

The Index will reallocate to stocks as follows:

  The Index will return to being 100% allocated to stocks if the month-end closing value of the stocks in the Reference Index returns to a level that is less than a 12% decline from its all-time daily high closing value.
  If the Reference Index declines by 24% (or more) from its all-time daily high closing value as measured at month-end, 25% of the Index will reallocate to the stocks of the Reference Index at their current securities weightings.
  If the Reference Index declines by 36% (or more) from its all-time daily high closing value as measured at month-end, another 25% of the Index will reallocate to the stocks of the Reference Index at their current securities weightings.
  If the Reference Index declines by 48% (or more) from its all-time daily high closing value as measured at month-end, the remaining 25% of the Index will reallocated to the stocks of the Reference Index at their current securities weighting and the Index will then be 100% allocated to stocks.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index's exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. At times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund ("ETF") that seeks to track the Index or the Reference Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

Equity Securities Risk —The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Fixed Income Risk — The value of the Fund's direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk — Foreign securities (including ADRs and GDRs) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Foreign Exposure Risk — Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Currency Risk —The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Index/Defensive Positioning Risk — Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

Index Risk — The Fund attempts to track the performance of the Index. The Fund's performance will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not actively managed, unless a specific security is removed from the Index, the Fund generally will not sell a security because the security's issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Passive Investment Risk — The Fund is not actively managed, and the Adviser does not take defensive positions under any market conditions, including declining markets.

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Tracking Error Risk — The Fund may be subject to tracking error, which is the divergence of the Fund's performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund's portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. The Fund's use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Sampling Risk — The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Exchange-Traded Fund ("ETF") Structure Risk — The Fund is structured as an ETF and as a result is subject to special risks, including:

Not Individually Redeemable — The Fund's shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, you may redeem your shares by selling them on the secondary market at prevailing market prices.

Trading Issues — Trading in shares on the NASDAQ Stock Market, LLC (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the shares and the underlying value of those shares.

Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV.

International Closed Market Trading Risk — Many of the Fund's underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause shares to trade at a premium or discount to NAV.

Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV.

Intraday Indicative Value ("IIV") Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV"). The IIV is not a real-time update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close which could affect premiums and discounts between the IIV and the market price of the shares. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund's average annual total returns over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.

Updated performance information is available on the Fund's website at VictorySharesLiterature.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictorySharesLiterature.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of the Fund's shares as of September 30, 2020, was -15.94%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	7.54%	December 31, 2019
Lowest Quarter	-9.77%	September 30, 2015

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%	[1]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	348
10 Years	rr_ExpenseExampleYear10	$ 804
2015	rr_AnnualReturn2015	(6.64%)
2016	rr_AnnualReturn2016	(8.04%)
2017	rr_AnnualReturn2017	25.68%
2018	rr_AnnualReturn2018	(9.45%)
2019	rr_AnnualReturn2019	12.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.77%)
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Years	rr_AverageAnnualReturnYear05	1.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.34%	[2]
VictoryShares Developed Enhanced Volatility Wtd ETF | After Taxes on Distributions | VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.90%	[2]
VictoryShares Developed Enhanced Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares | VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.07%	[2]
VictoryShares Developed Enhanced Volatility Wtd ETF | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.66%	[2]
VictoryShares Developed Enhanced Volatility Wtd ETF | Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.02%	[2]

[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2021 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[2]	Inception date is October 1, 2014.